ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Liabilities And Other Payable
	December 31,
	2022	2021

Warranty provision	$330	$60
Accrued expenses	6,174	5,165
Fixed assets creditors	814	1,433
Others	254	50

	$7,572	$6,708